Share-based compensation - Options on USD-denominated listed share (Detail) - USD [Member]	12 Months Ended
Dec. 31, 2017 EUR (€)
Share-based compensation [Line items]
Outstanding at end of year	3,309,766
Number of share options exercisable in share-based payment arrangement	170,800
Option plans [Member]
Share-based compensation [Line items]
Outstanding at beginning of year	7,725,221
Weighted average exercise price beginning of year	€ 31.27
Number of share options exercised in share-based payment arrangement	2,818,363
Weighted average exercise price of share options exercised in share-based payment arrangement	€ 29.12
Number of share options forfeited in share-based payment arrangement	122,154
Weighted average exercise price of share options forfeited in share-based payment arrangement	€ 32.82
Number of share options expired in share-based payment arrangement	1,474,938
Weighted average exercise price of share options expired in share-based payment arrangement	€ 41.66
Outstanding at end of year	3,309,766
Weighted average exercise price end of year	€ 28.41
Number of share options exercisable in share-based payment arrangement	3,309,766
Weighted average exercise price of share options in share-based payment arrangement exercised during period at date of exercise	€ 28.41